Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing Operations
Net revenue	€ 4,318,073	€ 4,049,830	€ 3,934,563
Cost of sales	(2,166,062)	(2,137,539)	(2,003,565)
Gross profit	2,152,011	1,912,291	1,930,998
Research and Development	(288,320)	(197,617)	(224,193)
Selling, General and Administration expenses	(860,348)	(775,266)	(736,435)
Operating Expenses	(1,148,668)	(972,883)	(960,628)
Operating Result	1,003,343	939,408	970,370
Finance income	9,678	9,934	5,841
Finance costs	(263,344)	(244,829)	(240,335)
Change in fair value of financial instruments	(3,752)	(7,610)	(25,206)
Impairment and gains / (losses) on disposal of financial instruments	(18,844)
Exchange differences	(11,472)	8,916	(12,140)
Finance result	(287,734)	(233,589)	(271,840)
Share of losses of equity accounted investees	(19,887)	6,933	(8,280)
Profit before income tax from continuing operations	695,722	712,752	690,250
Income tax expense	(34,408)	(168,209)	(158,809)
Profit after income tax from continuing operations	661,314	544,543	531,441
Consolidated profit for the year	661,314	544,543	531,441
Profit attributable to the Parent	662,700	545,456	532,145
Loss attributable to non-controlling interest	€ (1,386)	€ (913)	€ (704)
Basic earnings per share (Euros)	€ 0.97	€ 0.80	€ 0.78
Diluted earnings per share (Euros)	€ 0.97	€ 0.80	€ 0.78